SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenues	$ 40,786	$ 24,411
Net income attributable to shareholders	1,462	1,651
Total assets	192,720	159,826
Total liabilities	112,848	90,138
The Corporation
Disclosure of subsidiaries [line items]
Revenues	168	148
Net income attributable to shareholders	1,462	1,651
Total assets	53,688	47,505
Total liabilities	25,444	21,052
BFI
Disclosure of subsidiaries [line items]
Revenues	30	13
Net income attributable to shareholders	0	0
Total assets	1,060	507
Total liabilities	1,042	497
BFL
Disclosure of subsidiaries [line items]
Revenues	43	0
Net income attributable to shareholders	0	0
Total assets	757	0
Total liabilities	756	0
BIC
Disclosure of subsidiaries [line items]
Revenues	22	3
Net income attributable to shareholders	59	66
Total assets	3,761	2,974
Total liabilities	2,309	1,411
Subsidiaries of the Corporation other than BFI and BIC
Disclosure of subsidiaries [line items]
Revenues	44,908	27,968
Net income attributable to shareholders	2,019	1,854
Total assets	206,907	169,033
Total liabilities	113,336	87,252
Consolidating Adjustments
Disclosure of subsidiaries [line items]
Revenues	(4,385)	(3,721)
Net income attributable to shareholders	(2,078)	(1,920)
Total assets	(73,453)	(60,193)
Total liabilities	$ (30,039)	$ (20,074)